Property, plant and equipment (Details) - Schedule of property plant breakdown - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Property Plant Breakdown Abstract
Additions	R$ 6,858	R$ 1,998
Leases	(3,005)	(380)
Capitalized interest	(617)	(19)
Financing of property, plant and equipment – Additions	(2,914)	(1,510)
Financing of property, plant and equipment – Payments	2,724	1,468
Total	R$ 3,046	R$ 1,557